Consolidated Statement of Shareholders' Equity - USD ($) $ in Thousands	Common Class A [Member] Common Stock [Member]	Common Class B [Member] Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member]	Noncontrolling Interest [Member]	Total
Balance (in shares) at Dec. 31, 2022	3,287,647	611,784
Balance at Dec. 31, 2022	$ 33	$ 6	$ 59,205	$ (20,754)	$ 38,490	$ (347)	$ 38,143
Stock options - compensation costs	0	0	1	0	1	0	1
Net income (loss)	$ 0	$ 0	0	(1,775)	(1,775)	(269)	(2,044)
Balance (in shares) at Dec. 31, 2023	3,287,647	611,784
Balance at Dec. 31, 2023	$ 33	$ 6	59,206	(22,529)	36,716	(616)	36,100
Net income (loss)	$ 0	$ 0	0	1,318	1,318	(366)	952
Balance (in shares) at Dec. 31, 2024	3,287,647	611,784
Balance at Dec. 31, 2024	$ 33	$ 6	$ 59,206	$ (21,211)	$ 38,034	$ (982)	$ 37,052